Goodwill and Other Intangible Assets - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Other Intangible Assets
Goodwill, accumulated impairment	$ 86,300,000	$ 86,300,000
Historical goodwill continuing and discontinuing operations	100,900,000	100,900,000
Goodwill [Roll Forward]
Goodwill, Beginning Balance	55,847,000	55,847,000
Goodwill impairment	0	0
Goodwill, Ending Balance	$ 55,847,000	$ 55,847,000